Shareholders' Equity (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility, minimum	67.00%	64.00%
Expected volatility, maximum	68.00%	71.00%
Risk-free interest rate, minimum	1.60%	1.67%
Risk-free interest rate, maximum	2.16%	2.30%
Expected life (years)	4 years 9 months 18 days
Vesting period (years)	4 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		4 years 9 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		6 years 4 months 24 days